Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 4,484,817	$ 2,942,645	$ 2,807,682
Unrealized gains (losses) on securities:
Unrealized gains (losses) on available-for-sale securities	418,016	3,604,866	(553,784)
Reclassification adjustments for gains included in net income	(267,513)	(896,764)	(278,242)
Net unrealized gains (losses)	150,503	2,708,102	(832,026)
Income tax effect	(51,171)	(920,755)	282,889
Other comprehensive income (loss)	99,332	1,787,347	(549,137)
COMPREHENSIVE INCOME	$ 4,584,149	$ 4,729,992	$ 2,258,545